Investment Portfolioas of December 31, 2022 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.4%
Communication Services 16.9%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)	1,120,000	661,127
144A, 10.5%, 5/15/2027	1,790,000	1,364,875
Altice France SA:
144A, 5.125%, 1/15/2029	251,000	188,730
144A, 5.5%, 1/15/2028	2,400,000	1,879,488
CCO Holdings LLC:
4.5%, 5/1/2032	1,870,000	1,488,520
144A, 5.0%, 2/1/2028	2,205,000	2,002,118
144A, 5.125%, 5/1/2027	7,515,000	7,004,505
144A, 5.375%, 6/1/2029	6,300,000	5,696,901
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	4,545,000	3,938,242
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	975,000	662,222
144A, 6.0%, 6/15/2025	1,100,000	1,001,000
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	2,250,000	1,588,117
144A, 5.0%, 11/15/2031	1,195,000	667,646
144A, 6.5%, 2/1/2029	2,845,000	2,325,787
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	745,000	666,522
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	1,950,000	1,642,553
144A, 5.75%, 12/1/2028	1,950,000	1,556,344
5.875%, 11/15/2024	2,914,000	2,707,788
DISH Network Corp., 144A, 11.75%, 11/15/2027	900,000	926,910
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	3,595,000	3,134,912
144A, 6.0%, 1/15/2030 (b)	1,480,000	1,162,648
144A, 8.75%, 5/15/2030	1,000,000	1,016,749
Gen Digital, Inc.:
144A, 6.75%, 9/30/2027	1,390,000	1,362,200
144A, 7.125%, 9/30/2030	1,025,000	1,007,062
Iliad Holding SASU:
144A, 6.5%, 10/15/2026	2,815,000	2,610,783
144A, 7.0%, 10/15/2028	530,000	479,009
Lamar Media Corp., 4.875%, 1/15/2029	1,180,000	1,083,449
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	1,350,000	1,118,351
144A, 6.75%, 10/15/2027	2,462,000	2,301,970
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029	1,140,000	945,892
144A, 5.0%, 8/15/2027	1,950,000	1,755,480
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026	1,730,000	1,536,136
144A, 4.0%, 7/15/2028	1,200,000	1,044,360
144A, 5.5%, 7/1/2029	3,215,000	2,934,588
Sprint Capital Corp., 6.875%, 11/15/2028	1,505,000	1,562,100

Sprint LLC, 7.625%, 3/1/2026		2,920,000	3,072,733
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,510,000	3,689,586
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,800,000
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		350,000	304,939
144A, 6.25%, 1/15/2028 (b)		460,000	441,600
144A, 7.5%, 5/15/2025		2,345,000	2,343,292
144A, 7.5%, 9/15/2027		700,000	700,490
UPC Broadband Finco BV, 144A, 4.875%, 7/15/2031		1,400,000	1,164,513
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,880,000	1,744,241
Videotron Ltd., 144A, 5.125%, 4/15/2027		730,000	689,507
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		2,199,000	1,763,730
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	4,349,012
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,715,064
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	4,280,000	3,288,160
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	3,539,537
			95,631,488
Consumer Discretionary 17.8%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	1,611,000	1,645,454
Affinity Gaming, 144A, 6.875%, 12/15/2027		2,270,000	1,924,595
Arko Corp., 144A, 5.125%, 11/15/2029		910,000	714,532
Avis Budget Car Rental LLC:
144A, 5.375%, 3/1/2029 (b)		1,450,000	1,240,386
144A, 5.75%, 7/15/2027		1,290,000	1,170,030
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	1,022,859
6.875%, 11/1/2035		1,500,000	1,333,350
144A, 9.375%, 7/1/2025		484,000	515,550
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		1,450,000	1,204,937
Boyd Gaming Corp.:
4.75%, 12/1/2027		890,000	828,928
144A, 4.75%, 6/15/2031		1,400,000	1,218,000
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		3,150,000	2,563,502
144A, 6.25%, 7/1/2025		3,870,000	3,760,384
144A, 8.125%, 7/1/2027 (b)		6,380,000	6,268,669
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,515,000	1,795,811
144A, 6.0%, 5/1/2029		410,000	273,217
144A, 9.875%, 8/1/2027		2,040,000	1,927,800
REG S, 10.125%, 2/1/2026	EUR	900,000	952,460
144A, 10.5%, 2/1/2026		1,175,000	1,180,593
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,481,764
REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,765,960
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		3,421,000	3,092,628
3.625%, 6/17/2031		3,670,000	2,882,998
4.95%, 5/28/2027		2,790,000	2,602,791
5.113%, 5/3/2029		1,825,000	1,652,620
5.125%, 6/16/2025		3,450,000	3,316,629
5.584%, 3/18/2024		1,400,000	1,381,590
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		550,000	448,884
144A, 5.0%, 6/1/2029		1,410,000	1,212,600
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,380,000	1,287,063

Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,105,000	1,600,745
144A, 7.75%, 10/15/2025		1,470,000	1,352,400
Las Vegas Sands Corp.:
2.9%, 6/25/2025		1,275,000	1,171,689
3.5%, 8/18/2026		2,000,000	1,805,598
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		1,035,000	898,101
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		1,755,000	1,455,994
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		1,500,000	1,199,385
Meritage Homes Corp., 6.0%, 6/1/2025		1,200,000	1,194,226
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,208,227
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,470,000	1,255,906
144A, 5.875%, 3/15/2026		1,775,000	1,394,209
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		720,000	531,519
Newell Brands, Inc., 5.75%, 4/1/2046		915,000	729,323
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,247,653
Royal Caribbean Cruises Ltd.:
144A, 9.25%, 1/15/2029		4,710,000	4,839,996
144A, 11.5%, 6/1/2025		412,000	441,870
144A, 11.625%, 8/15/2027		1,625,000	1,631,874
Sands China Ltd., 4.875%, 6/18/2030		1,400,000	1,230,292
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028		3,550,000	3,386,380
144A, 8.625%, 7/1/2025		430,000	438,687
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		850,000	753,500
144A, 6.0%, 12/1/2029		800,000	636,682
Staples, Inc., 144A, 7.5%, 4/15/2026		3,355,000	2,887,581
Travel & Leisure Co.:
144A, 4.5%, 12/1/2029		700,000	570,381
144A, 6.625%, 7/31/2026		1,860,000	1,819,567
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,440,001
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,556,964
144A, 7.0%, 2/15/2029 (b)		1,455,000	1,204,013
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	193,200
Williams Scotsman International, Inc., 144A, 6.125%, 6/15/2025		1,582,000	1,566,180
Wynn Macau Ltd., 144A, 5.125%, 12/15/2029		1,500,000	1,213,635
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		1,470,000	1,259,981
Yum Brands, Inc., 5.375%, 4/1/2032		1,500,000	1,389,375
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	244,531
			100,416,249
Consumer Staples 1.6%
Albertsons Companies, Inc., 144A, 3.25%, 3/15/2026		2,000,000	1,824,110
Coty, Inc., REG S, 3.875%, 4/15/2026	EUR	1,400,000	1,391,459
Darling Ingredients, Inc., 144A, 6.0%, 6/15/2030		460,000	449,650
Pilgrim's Pride Corp., 144A, 4.25%, 4/15/2031		3,650,000	3,104,526
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		1,000,000	941,345
144A, 5.75%, 3/1/2027		1,550,000	1,498,974
			9,210,064

Energy 17.7%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	1,640,000	1,499,354
144A, 5.75%, 3/1/2027	1,985,000	1,876,534
144A, 5.75%, 1/15/2028	1,285,000	1,191,979
144A, 7.875%, 5/15/2026	2,095,000	2,120,698
Antero Resources Corp.:
144A, 5.375%, 3/1/2030	750,000	695,332
144A, 7.625%, 2/1/2029	2,073,000	2,084,414
Apache Corp., 5.1%, 9/1/2040	870,000	720,980
Archrock Partners LP:
144A, 6.25%, 4/1/2028	3,250,000	2,973,789
144A, 6.875%, 4/1/2027	1,535,000	1,465,410
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	1,810,000	1,613,850
144A, 8.25%, 12/31/2028	1,090,000	1,068,418
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	958,105
Cheniere Energy Partners LP, 3.25%, 1/31/2032	480,000	381,459
Cheniere Energy, Inc., 4.625%, 10/15/2028	730,000	659,823
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	1,100,000	1,042,234
144A, 6.75%, 4/15/2029	4,960,000	4,829,056
Chord Energy Corp., 144A, 6.375%, 6/1/2026	520,000	506,444
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	2,020,000	1,858,691
144A, 7.25%, 3/14/2027	139,000	137,958
144A, 7.375%, 1/15/2031	1,020,000	977,660
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	3,190,000	2,739,765
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	520,000	447,044
144A, 6.75%, 3/1/2029	2,340,000	2,111,850
CQP Holdco LP, 144A, 5.5%, 6/15/2031	1,250,000	1,091,888
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,027,500
144A, 4.375%, 6/15/2031	460,000	385,894
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,575,000	2,465,614
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	460,000	455,262
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,450,000	1,289,691
144A, 4.5%, 1/15/2029	895,000	751,735
5.5%, 7/15/2028	760,000	679,560
144A, 6.0%, 7/1/2025	716,000	690,938
144A, 6.5%, 7/1/2027	1,100,000	1,051,325
144A, 7.5%, 6/1/2027	670,000	656,104
Genesis Energy LP:
5.625%, 6/15/2024	1,250,000	1,206,243
6.5%, 10/1/2025	1,250,000	1,194,637
7.75%, 2/1/2028	1,000,000	920,480
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,343,150
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,540,000	1,316,578
144A, 5.125%, 6/15/2028	730,000	675,029
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,131,709
144A, 6.0%, 2/1/2031	1,655,000	1,427,535
144A, 6.25%, 11/1/2028	1,415,000	1,280,575
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	720,000	690,153

Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029		805,000	736,599
Nabors Industries, Inc.:
5.75%, 2/1/2025		1,575,000	1,501,936
144A, 7.375%, 5/15/2027		1,600,000	1,549,912
NuStar Logistics LP, 5.75%, 10/1/2025		1,215,000	1,168,020
Occidental Petroleum Corp.:
6.125%, 1/1/2031		3,925,000	3,961,069
6.625%, 9/1/2030		3,500,000	3,616,830
8.5%, 7/15/2027		1,450,000	1,561,368
Parkland Corp., 144A, 5.875%, 7/15/2027		1,110,000	1,053,945
Precision Drilling Corp., 144A, 6.875%, 1/15/2029		490,000	456,193
Range Resources Corp.:
144A, 4.75%, 2/15/2030		200,000	176,221
8.25%, 1/15/2029		3,685,000	3,797,190
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029		440,000	402,578
SM Energy Co., 6.5%, 7/15/2028		1,200,000	1,150,524
Southwestern Energy Co.:
4.75%, 2/1/2032		1,080,000	922,957
5.375%, 2/1/2029		2,440,000	2,262,026
5.7%, 1/23/2025		537,000	527,602
7.75%, 10/1/2027		3,025,000	3,082,841
8.375%, 9/15/2028		770,000	793,824
Sunoco LP:
4.5%, 5/15/2029		861,000	753,117
5.875%, 3/15/2028		550,000	520,873
TransAlta Corp., 7.75%, 11/15/2029		1,360,000	1,388,943
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		2,673,125	2,601,271
Transocean, Inc., 144A, 7.5%, 1/15/2026		675,000	568,242
USA Compression Partners LP:
6.875%, 4/1/2026		2,037,000	1,954,074
6.875%, 9/1/2027		1,450,000	1,355,750
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029		350,000	306,250
144A, 4.125%, 8/15/2031		400,000	340,798
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		3,054,000	2,932,781
			100,136,181
Financials 1.1%
Navient Corp.:
5.5%, 1/25/2023		2,909,000	2,904,026
6.125%, 3/25/2024		1,538,000	1,506,654
6.75%, 6/25/2025		1,525,000	1,463,859
			5,874,539
Health Care 8.0%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		3,360,000	3,090,192
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	1,400,000	1,376,491
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025 (b)		715,000	607,404
144A, 6.125%, 2/1/2027		1,700,000	1,172,371
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	800,000	692,420
144A, 5.0%, 7/15/2027		1,885,000	1,754,027
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		1,000,000	884,400
144A, 4.25%, 5/1/2028		1,985,000	1,828,125

Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,295,946
144A, 5.25%, 5/15/2030		1,360,000	1,025,491
144A, 5.625%, 3/15/2027		1,645,000	1,410,522
144A, 6.0%, 1/15/2029		960,000	803,021
144A, 6.125%, 4/1/2030 (b)		720,000	356,528
Encompass Health Corp.:
4.5%, 2/1/2028		620,000	563,208
4.75%, 2/1/2030		1,521,000	1,335,654
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	1,005,731
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,200,000	1,014,984
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,950,000	1,101,945
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,186,416
Organon & Co, 144A, 4.125%, 4/30/2028		4,000,000	3,541,600
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029		840,000	669,732
144A, 6.625%, 4/1/2030		690,000	592,986
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,760,000	1,673,461
Tenet Healthcare Corp.:
144A, 4.875%, 1/1/2026		2,770,000	2,619,430
144A, 5.125%, 11/1/2027		2,260,000	2,102,342
144A, 6.125%, 6/15/2030		3,200,000	3,048,960
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	720,000	634,222
4.5%, 3/1/2025	EUR	1,250,000	1,280,927
6.0%, 1/31/2025	EUR	1,200,000	1,262,535
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029 (b)		2,550,000	2,270,895
6.0%, 4/15/2024		2,700,000	2,646,224
			44,848,190
Industrials 13.5%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	637,372
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		1,350,000	1,311,741
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028		2,195,000	1,800,235
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		4,235,000	4,072,573
144A, 5.75%, 4/20/2029		2,020,000	1,846,191
144A, 11.75%, 7/15/2025		1,900,000	2,037,939
ATS Corp., 144A, 4.125%, 12/15/2028		465,000	401,183
Avient Corp., 144A, 7.125%, 8/1/2030		450,000	439,889
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		3,250,000	3,005,340
144A, 7.5%, 3/15/2025		1,433,000	1,419,120
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		1,550,000	1,256,628
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		1,460,000	1,325,111
Chart Industries, Inc.:
144A, 7.5%, 1/1/2030		1,495,000	1,502,909
144A, 9.5%, 1/1/2031		490,000	502,549
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029		1,250,000	1,159,315
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)		816,000	678,275
144A, 7.0%, 5/1/2025		1,000,000	1,021,941
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		1,150,000	1,086,750
144A, 4.0%, 8/1/2028		1,500,000	1,282,500
144A, 4.25%, 6/1/2025		540,000	515,806
144A, 5.125%, 12/15/2026		670,000	640,726

Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		2,730,000	2,470,650
Hertz Corp., 144A, 4.625%, 12/1/2026		3,800,000	3,182,500
Howmet Aerospace, Inc., 6.875%, 5/1/2025		2,000,000	2,052,340
Imola Merger Corp., 144A, 4.75%, 5/15/2029		1,450,000	1,258,040
Masonite International Corp., 144A, 5.375%, 2/1/2028		1,061,000	981,011
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,728,111	1,718,091
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,090,500
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,415,000	1,238,125
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	845,921
144A, 5.75%, 4/15/2026		1,945,000	1,872,062
144A, 6.25%, 1/15/2028		2,005,000	1,824,871
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		690,000	657,225
Sabre GLBL, Inc., 144A, 11.25%, 12/15/2027		900,000	926,752
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,169,637
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,237,999	3,249,151
Summit Materials LLC, 144A, 5.25%, 1/15/2029		811,000	755,061
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/2028		430,000	351,101
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		3,681,000	3,267,035
TransDigm, Inc.:
4.625%, 1/15/2029		2,785,000	2,448,767
5.5%, 11/15/2027		1,700,000	1,596,385
144A, 6.25%, 3/15/2026		6,675,000	6,582,818
United Airlines, Inc., 144A, 4.375%, 4/15/2026		2,400,000	2,224,622
United Rentals North America, Inc.:
4.875%, 1/15/2028		3,415,000	3,236,225
5.25%, 1/15/2030		1,300,000	1,221,454
			76,164,437
Information Technology 0.7%
NCR Corp.:
144A, 5.0%, 10/1/2028		1,100,000	937,788
144A, 5.125%, 4/15/2029		1,495,000	1,250,303
144A, 5.25%, 10/1/2030		350,000	288,750
Open Text Corp., 144A, 6.9%, 12/1/2027		410,000	410,000
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,224,522
			4,111,363
Materials 9.3%
Arconic Corp., 144A, 6.125%, 2/15/2028		3,720,000	3,490,346
Chemours Co.:
4.0%, 5/15/2026	EUR	3,300,000	3,153,271
5.375%, 5/15/2027		1,170,000	1,080,425
144A, 5.75%, 11/15/2028		4,365,000	3,920,774
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,810,000	1,590,403
144A, 5.375%, 2/1/2025		1,375,000	1,336,008
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029 (b)		458,000	406,475
144A, 4.875%, 3/1/2031 (b)		1,548,000	1,366,870
144A, 6.75%, 3/15/2026		2,600,000	2,606,500
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		1,400,000	1,189,547
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	508,586
144A, 5.625%, 6/15/2028		889,000	821,632
144A, 5.875%, 2/15/2026		4,000,000	3,853,080

First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	2,803,184
144A, 6.875%, 10/15/2027		5,600,000	5,254,050
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,417,010
144A, 6.125%, 4/1/2029		2,005,000	1,815,627
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	931,171
Methanex Corp., 5.25%, 12/15/2029		1,665,000	1,477,279
Novelis Corp.:
144A, 3.25%, 11/15/2026		2,700,000	2,420,577
144A, 4.75%, 1/30/2030		5,580,000	4,947,033
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,132,757
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		690,000	565,800
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		2,000,000	1,758,678
Tronox, Inc., 144A, 4.625%, 3/15/2029		3,175,000	2,639,219
			52,486,302
Real Estate 3.1%
Iron Mountain Information Management Services, Inc., 144A, (REIT), 5.0%, 7/15/2032		600,000	498,420
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		500,000	459,800
144A, (REIT), 4.875%, 9/15/2029		900,000	784,980
144A, (REIT), 5.0%, 7/15/2028		1,045,000	938,599
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,023,714
144A, (REIT), 5.25%, 7/15/2030		1,495,000	1,299,155
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,415,991
(REIT), 4.75%, 10/1/2024		2,385,000	2,367,085
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	1,517,544
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		760,000	631,932
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026		700,000	612,500
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030 (b)		610,000	385,995
VICI Properties LP, 144A, (REIT), 5.75%, 2/1/2027		4,500,000	4,386,424
			17,322,139
Utilities 3.7%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	2,853,649
5.75%, 5/20/2027		1,445,000	1,342,935
Calpine Corp.:
144A, 4.5%, 2/15/2028		2,850,000	2,542,138
144A, 4.625%, 2/1/2029		400,000	343,222
144A, 5.125%, 3/15/2028		650,000	579,990
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,195,000	1,102,920
FirstEnergy Corp., 4.4%, 7/15/2027		1,345,000	1,251,184
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,664,833
144A, 5.25%, 6/15/2029		2,205,000	1,946,442
5.75%, 1/15/2028		3,000,000	2,816,010
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,156,658
PG&E Corp., 5.25%, 7/1/2030		1,850,000	1,683,500
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		1,900,000	1,637,072
			20,920,553
Total Corporate Bonds (Cost $575,829,350)			527,121,505

Loan Participations and Assignments 2.9%
Senior Loans (c)
Athenahealth, Inc., Term Loan B, 30-day average SOFR + 3.5%, 7.821%, 2/15/2029	850,797	770,278
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 7.915%, 8/21/2026	2,474,425	2,259,459
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 7.634%, 4/6/2026	1,992,281	1,883,204
DirecTV Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 9.384%, 8/2/2027	3,817,876	3,725,217
Frontier Communications Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.75%, 8.5%, 5/1/2028	1,138,413	1,090,133
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 7.93%, 1/24/2029	350,240	314,973
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 7.134%, 10/27/2028	1,881,000	1,870,419
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 7.438%, 6/23/2025	1,979,696	1,967,322
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 6.634%, 3/10/2028	2,350,000	2,280,710
Total Loan Participations and Assignments (Cost $16,717,016)		16,161,715

Short-Term U.S. Treasury Obligation 0.1%
U.S. Treasury Bills, 3.977% (d), 2/2/2023 (e) (Cost $697,526)	700,000	697,779

	Shares	Value ($)

Exchange-Traded Funds 1.1%
iShares iBoxx High Yield Corporate Bond ETF (b)	40,000	2,945,200
SPDR Bloomberg High Yield Bond ETF	35,650	3,208,500
Total Exchange-Traded Funds (Cost $6,486,463)		6,153,700

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	7,956

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $1,482,531)	6,700	667,787

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (g) (h) (Cost $11,373,561)	11,373,561	11,373,561

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.2% (g) (Cost $1,860,156)	1,860,156	1,860,156

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $614,446,603)	99.9	564,044,159
Other Assets and Liabilities, Net	0.1	653,126
Net Assets	100.0	564,697,285
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (g) (h)
26,662,034	—	15,288,473 (i)	—	—	87,778	—	11,373,561	11,373,561
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.2% (g)
17,648,750	59,535,347	75,323,941	—	—	140,645	—	1,860,156	1,860,156
44,310,784	59,535,347	90,612,414	—	—	228,423	—	13,233,717	13,233,717

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $10,920,772, which is 1.9% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At December 31, 2022, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
At December 31, 2022, the Fund had an unfunded loan commitments of $138,907, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth, Inc., Delayed Draw Term Loan, 2/15/2029	138,907	131,212	(7,695)

At December 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	476,989	EUR	447,370	1/31/2023	2,943	HSBC Holdings PLC

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	20,518,407	USD	21,583,706	1/31/2023	(428,143)	Barclays Bank PLC
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$527,121,505	$—	$527,121,505
Loan Participations and Assignments	—	16,161,715	—	16,161,715
Short-Term U.S. Treasury Obligation	—	697,779	—	697,779
Exchange-Traded Funds	6,153,700	—	—	6,153,700
Common Stocks	7,956	—	—	7,956
Warrants	—	—	667,787	667,787
Short-Term Investments (a)	13,233,717	—	—	13,233,717
Derivatives (b)
Forward Foreign Currency Contracts	—	2,943	—	2,943
Total	$19,395,373	$543,983,942	$667,787	$564,047,102

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (c)	$—	$(7,695)	$—	$(7,695)
Derivatives (b)
Forward Foreign Currency Contracts	—	(428,143)	—	(428,143)
Total	$—	$(435,838)	$—	$(435,838)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
(c)	Includes depreciation on unfunded loan commitments.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (425,200)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH1
R-080548-2 (1/25)